Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2022	2,991,778	0.22	1.94
Exercised	(1,579,006)	0.23	1.94
Outstanding as at December 31, 2022	1,412,772	0.22	1.93
Vested and expected to vest as at December 31, 2022	1,412,772	0.22	1.93
Exercisable as at December 31, 2022	1,412,772	0.22	1.93
Non vested as at December 31, 2022	-	-	-
Outstanding as at January 1, 2023	1,412,772	0.22	1.93
Exercised	(479,788)	0.25	1.90
Forfeited	(21,920)	0.27	1.93
Outstanding as at December 31, 2023	911,064	0.20	1.95
Vested and expected to vest as at December 31, 2023	911,064	0.20	1.95
Exercisable as at December 31, 2023	911,064	0.20	1.95
Non vested as at December 31, 2023	-	-	-
Outstanding as at January 1, 2024	911,064	0.20	1.95
Exercised	(155,342)	0.24	1.91
Transferred to 2024 Share Incentive Plan	(755,722)	0.19	1.96
Outstanding as at December 31, 2024	-	-	-

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair value of Share Options

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2022	2023	2024
Risk free interest rate	2.15%-2.92%	3.46%-3.83%	4.23%-4.31%
Expected dividend yield	0%	0%	0%-0.12%
Expected volatility	55%-60%	60%	60%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

(c) Outstanding share options

Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2022	24,792,940	5.24	2.79
Granted	24,957,454	2.05	1.02
Exercised	(566,612)	0.68	2.67
Forfeited	(1,079,240)	4.78	2.25
Outstanding as at December 31, 2022	48,104,542	3.65	1.89
Vested and expected to vest as at December 31, 2022	45,601,007	3.68	1.91
Exercisable as at December 31, 2022	14,272,122	4.93	2.75
Non vested as at December 31, 2022	33,832,420	3.11	1.52
Outstanding as at January 1, 2023	48,104,542	3.65	1.89
Granted	1,958,914	3.81	2.18
Exercised	(3,851,238)	2.16	1.42
Forfeited	(2,398,792)	4.49	2.15
Outstanding as at December 31, 2023	43,813,426	3.74	1.93
Vested and expected to vest as at December 31, 2023	42,189,736	3.77	1.94
Exercisable as at December 31, 2023	21,062,538	4.65	2.42
Non vested as at December 31, 2023	22,750,888	2.90	1.47
Outstanding as at January 1, 2024	43,813,426	3.74	1.93
Granted	837,458	5.26	3.07
Exercised	(5,265,754)	2.81	1.46
Forfeited	(718,272)	2.53	1.33
Transferred to 2024 Share Incentive Plan	(38,666,858)	3.92	2.03
Outstanding as at December 31, 2024	—	—	—

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31,	December 31,
		2023	2024
10 years commencing from the date of grant of options	US$0.000076	219,210	188,180
	US$0.27	1,231,474	858,468
	US$1.93	14,213,356	11,487,364
	US$2.24~US$2.32	10,527,104	6,967,848
	US$3.32~US$3.82	2,011,512	1,871,798
	US$4.24	254,952	254,952
	US$5.26~US$5.29	5,283,344	4,601,652
	US$6.20 ~ US$6.37	3,767,380	3,227,830
	US$7.05 ~ US$7.61	7,047,078	7,128,204
	US$9.53	169,080	169,080
Total		44,724,490	36,755,376
Weighted average remaining contractual life of options outstanding at end of year:		7.11	6.33

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Number of awarded shares
	Year ended December 31,
	2022	2023	2024
Outstanding as at January 1	43,728,098	59,463,350	50,725,492
Granted	35,601,446	20,502,878	2,479,451
Vested	(14,787,382)	(23,885,214)	(8,312,976)
Forfeited	(5,078,812)	(5,355,522)	(1,225,042)
Transferred to 2024 Share Incentive Plan	—	—	(43,666,925)
Outstanding as at December 31	59,463,350	50,725,492	—
Expected to vest as at December 31	53,009,743	45,097,852	—

2024 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

Movements in the number of share options for the years ended December 31, 2024 are as follows:

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2024	—	—	—
Transferred from other plans	39,422,580	3.85	2.02
Granted	483,372	7.50	4.08
Exercised	(2,372,196)	3.14	1.75
Forfeited	(778,380)	5.30	2.34
Outstanding as at December 31, 2024	36,755,376	3.92	2.06
Vested and expected to vest as at December 31, 2024	35,878,888	3.94	2.07
Exercisable as at December 31, 2024	23,228,552	4.44	2.33
Non vested as at December 31, 2024	13,526,824	3.02	1.61

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2024 are as follows:

Number of awarded shares
Year Ended December 31,
2024
Outstanding as at January 1	—
Transferred from 2017 Restricted Share Scheme	43,666,925
Granted	10,389,949
Vested	(14,163,058)
Forfeited	(1,644,208)
Outstanding as at December 31	38,249,608
Expected to vest as at December 31	34,023,770